SUPPLEMENT DATED JANUARY 2, 2008 TO THE PROSPECTUS
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity product(s).


PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.




This Supplement is dated January 2, 2008.


(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC5995 12/07, VC3723
12/07, NV4224 12/07, NV5869 12/07, and NV5890 12/07.)

                                                                 CMX0294 01/08

               SUPPLEMENT DATED JANUARY 2, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.




This Supplement is dated January 2, 2008.


(To be used with VC3656 05/07, VC3652 05/07, VC3657 05/07, NV3174CE 05/07,
NV3784 05/07, VC5526 05/07, NV5526 05/07, FVC4224FT 05/07, VC5825 05/07, NV5825
05/07, VC5884 05/07, VC5885 05/07, HR105 05/07, and VC2440 05/07.)

                                                                 CMX0295 01/08

                        SUPPLEMENT DATED JANUARY 2, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE DELETE ALL REFERENCES TO SUSAN ELLISON.


ON PAGE 31, PLEASE DELETE THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "MANAGER COMPENSATION" AND REPLACE IT WITH THE FOLLOWING:

          The officers of the JNL Variable Fund and the Manager who is an "interested person" receives no compensation from the JNL Variable Fund. Each disinterested Manager (except the Chairman of the Board) is paid by the Funds an annual retainer of $80,000, as well as a fee of $7,000 for each meeting of the Board of Managers attended. The Chairman of the Board of Managers receives an annual retainer of $110,000, as well as a fee of $7,000 for each meeting of the Board of Managers attended. The Chair of the Audit Committee receives an additional annual retainer of $15,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each in-person and telephonic Audit Committee meeting. The Chair of the Governance Committee receives an additional annual retainer of $15,000 for her services in that capacity. The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting. If a Manager participates in a Board meeting by telephone, the Manager will receive half of the meeting fee.


ON PAGE 54, PLEASE DELETE THE PARAGRAPH LABELED "C. OTHER DISCLOSURES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, custodian, pricing vendors, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds' other service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holdings information.





This Supplement is dated January 2, 2008.

(To be used with V3670 12/07.)

                                                                 CMX0296 01/08